Performance Graph - Unaudited (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
United Technologies Corporation [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 240.42	$ 169.46	$ 147.23	$ 154.93	$ 133.29	$ 100.00
S And P 500 Index [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	228.19	172.37	148.59	145.51	126.46	100.00
Dow Jones Industrial Average [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 216.77	$ 167.19	$ 151.67	$ 139.94	$ 122.68	$ 100.00